Pensions and post-retirement benefits - Narrative (Details) £ in Millions		12 Months Ended
	Jun. 12, 2020 GBP (£)	Dec. 31, 2021 GBP (£) director tranche	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Sep. 30, 2021 GBP (£)	Sep. 30, 2020 GBP (£)
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		£ 58	£ 53
Retirement benefit assets		3,879	1,814
Surplus (deficit) in plan		(3,633)	(1,582)
Notional contract amount		47,412,915	42,625,605
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		47,601	53,367	£ 67,743
Past service cost		0	(4)
Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		240	232
Past service cost		£ 0	£ (4)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
% of total fair value of scheme assets		100.00%	100.00%
Fair value of plan assets | Investment funds and trusts
Disclosure of net defined benefit liability (asset) [line items]
% of total fair value of scheme assets		0.00%	0.00%
Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
% of total fair value of scheme assets		0.20%	0.40%
Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Retirement benefit assets		£ 3,825	£ 1,812
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		41,544	47,254	£ 62,915
Barclays Bank PLC | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets		0	0
Bonds		£ 0	0
Director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director		6
Independent director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director		3
Member nominated director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director		3
UK | The senior notes | Total loans and advances at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount		£ 1,250
Maturity period		5 years
Number of Tranches | tranche		3
UK | The senior notes | Total loans and advances at amortised cost | Heron Issuer Limited
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount		£ 500
UK | The senior notes | Total loans and advances at amortised cost | Heron Issuer Number 2 Limited
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount		750
UK | Over one year but not more than two years | The senior notes | Total loans and advances at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		250
UK | Two to three years | The senior notes | Total loans and advances at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		750
UK | Three to four years | The senior notes | Total loans and advances at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		250
UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		240
UKRF | UK | Barclays Bank UK PLC
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		90
UKRF | UK | Barclays Execution Services
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		92
Pension defined benefit plans | Foreign countries | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value		£ 821	866
Pension defined benefit plans | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Scheme as a percentage of total retirement benefit obligations		97.00%
Retirement benefit assets		£ 3,819	1,807
Benefits paid		1,268	1,370
Transfers out of the fund and contribution refunds		£ 419	£ 520
% of total fair value of scheme assets		100.00%	100.00%
Surplus (deficit) in plan		£ (3,819)	£ (1,807)
Deficit reduction contribution		700
Estimate of contributions expected to be paid to plan for next annual reporting period		£ 352	£ 783
Pension defined benefit plans | UKRF | UK | 30 September 2020 valuation
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan					£ (600)
Pension defined benefit plans | UKRF | UK | 30 September 2019 valuation
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan						£ 900
Pension defined benefit plans | UKRF | UK | Investment funds and trusts
Disclosure of net defined benefit liability (asset) [line items]
% of total fair value of scheme assets		0.00%	0.00%
Pension defined benefit plans | UKRF | UK | Other
Disclosure of net defined benefit liability (asset) [line items]
% of total fair value of scheme assets		0.00%	0.20%
Pension defined benefit plans | UKRF | UK | Swaps
Disclosure of net defined benefit liability (asset) [line items]
Retirement benefit assets			£ 5,000
Pension defined benefit plans | UKRF | UK | Key UKRF financial assumptions
Disclosure of net defined benefit liability (asset) [line items]
Assumption For Future Inflation Increase (Decrease)		0.20%
Future mortality improvement percentage		1.50%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		£ 225	£ 217
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF		16 years	17 years
Past service cost		£ 0	£ 0
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | Within 10 years
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid		25.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 11 to 20
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid		30.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 20 to 30
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid		25.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | Bottom of range
Disclosure of net defined benefit liability (asset) [line items]
Duration of expected benefits are projected to be paid out		50 years
Pension defined benefit plans | UKRF | UK | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
% fair value of scheme assets invested in liability driven investment strategies		45.00%
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Maximum funding deficit secured by collateral pool		£ 9,000
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC | Bottom of range
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool		100.00%
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC | The senior notes | Heron Issuer Limited
Disclosure of net defined benefit liability (asset) [line items]
Regulatory capital impact	£ 700
Post-employment medical defined benefit plans | Other | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value		£ 154	157
Defined contribution schemes | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period		6	9
Defined contribution schemes | BPSP | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period		£ 42	£ 47